Installment Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 118,287		¥ 144,458		¥ 132,719
Loans held for sale in installment loans	14,267		17,939
Loans held for sale measured at fair value	12,631		16,026
Installment Loans	2,315,555		2,691,171
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	53,341	[1]	70,801	[1]
Fair value at the acquisition date of purchased loans acquired during the period	4,742		5,672
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 23,075		¥ 29,107

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").